CONSOLIDATED STATEMENT OF CASH FLOWS - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Cash generated from operations	R 1,708.7	R 1,585.6	R 1,851.0
Finance income received	188.6	111.1	105.9
Dividends received	78.3	71.5	76.1
Finance expense paid	(5.2)	(7.7)	(7.5)
Income tax paid	(314.8)	(262.7)	(452.1)
Net cash inflow from operating activities	1,655.6	1,497.8	1,573.4
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(1,145.2)	(584.1)	(395.7)
Proceeds on disposal of property, plant and equipment	0.9	12.2	0.1
Environmental rehabilitation payments to reduce decommissioning liabilities	(13.8)	(25.4)	(51.0)
Investment in other funds	(28.4)	(28.9)	0.0
Net cash outflow from investing activities	(1,186.5)	(626.2)	(446.6)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid on ordinary share capital	(515.3)	(513.3)	(640.9)
Initial fees incurred on facility	0.0	0.0	(1.0)
Repayment of lease liabilities	(16.9)	(19.7)	(11.6)
Net cash outflow from financing activities	(532.2)	(533.0)	(653.5)
NET (DECREASE) / INCREASE IN CASH AND CASH EQUIVALENTS	(63.1)	338.6	473.3
Impact of fluctuations in exchange rate on cash held in foreign currencies	8.9	7.0	(8.4)
Cash and cash equivalents at the beginning of the year	2,525.6	2,180.0	1,715.1
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	R 2,471.4	R 2,525.6	R 2,180.0